LEGAL SETTLEMENT	9 Months Ended
Jul. 31, 2011
Notes to Financial Statements
LEGAL SETTLEMENT	The Company received $33,748 from previous lawsuits, which includes a settlement in the amount of $24,883, as well as the reimbursement of legal fees for a second lawsuit in the amount of $8,865.